UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.7%

                                                     SHARES           VALUE
                                                 -------------   ---------------
CONSUMER DISCRETIONARY - 9.2%
   Comcast, Cl A                                        36,300   $       539,418
   Lowe's                                               31,950           717,597
   Macy's                                               50,100           696,891
   Target                                               17,900           780,798
   Walt Disney                                          26,850           674,472
   Yum! Brands                                          10,900           386,514
                                                                 ---------------
                                                                       3,795,690
                                                                 ---------------
CONSUMER STAPLES - 6.9%
   HJ Heinz                                              9,900           380,754
   Kroger                                               22,450           479,981
   Nestle ADR                                           15,100           620,308
   Philip Morris International                           9,100           424,060
   Procter & Gamble                                      8,700           482,937
   Wal-Mart Stores                                       9,500           473,860
                                                                 ---------------
                                                                       2,861,900
                                                                 ---------------
ENERGY - 12.3%
   Anadarko Petroleum                                    8,200           395,240
   BP ADR                                               20,750         1,038,330
   Chevron                                              12,200           847,534
   EOG Resources                                         6,875           508,956
   Exxon Mobil                                          12,550           883,395
   Noble                                                17,300           585,778
   Occidental Petroleum                                 11,650           831,111
                                                                 ---------------
                                                                       5,090,344
                                                                 ---------------
FINANCIALS - 11.4%
   Chubb                                                17,300           798,914
   Goldman Sachs Group                                   4,400           718,520
   JPMorgan Chase                                       25,350           979,777
   Manulife Financial                                   20,050           487,416
   Morgan Stanley                                       19,300           550,050
   Prudential Financial                                 12,300           544,521
   Wells Fargo                                           9,850           240,931

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES           VALUE
                                                 -------------   ---------------
FINANCIALS - CONTINUED
   Willis Group                                         15,500   $       386,260
                                                                 ---------------
                                                                       4,706,389
                                                                 ---------------
HEALTH CARE - 11.4%
   Abbott Laboratories                                  14,000           629,860
   Amgen *                                              11,300           704,103
   Baxter International                                  8,800           496,056
   Bristol-Myers Squibb                                 22,250           483,715
   Hospira *                                            18,700           718,641
   Johnson & Johnson                                     6,700           407,963
   Pfizer                                               46,300           737,559
   Quest Diagnostics                                    10,050           548,931
                                                                 ---------------
                                                                       4,726,828
                                                                 ---------------
INDUSTRIALS - 17.5%
   3M                                                   11,350           800,402
   Burlington Northern Santa Fe                          7,700           605,143
   Cummins                                              15,750           677,407
   Deere                                                 8,250           360,855
   Dun & Bradstreet                                      4,600           331,154
   Foster Wheeler *                                     22,400           517,440
   General Electric                                     39,400           527,960
   L-3 Communications Holdings                           7,700           581,350
   Norfolk Southern                                     21,900           947,175
   Republic Services                                    15,200           404,320
   Rockwell Collins                                     14,050           592,910
   Siemens ADR                                          11,150           886,202
                                                                 ---------------
                                                                       7,232,318
                                                                 ---------------
INFORMATION TECHNOLOGY - 21.2%
   BMC Software *                                       19,850           675,496
   Cisco Systems *                                      64,250         1,414,143
   Corning                                              46,300           787,100
   Harris Stratex Networks, Cl A *                       2,881            19,994
   Intel                                                46,800           900,900
   International Business Machines                      11,000         1,297,230

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                    SHARES/
                                                  FACE AMOUNT         VALUE
                                                 -------------   ---------------
INFORMATION TECHNOLOGY - CONTINUED
   Marvell Technology Group *                           51,500   $       687,010
   Mastercard, Cl A                                      2,325           451,120
   Nintendo ADR                                         17,800           589,536
   Nokia ADR                                            30,800           410,872
   Oracle                                               38,850           859,750
   Symantec *                                           47,250           705,442
                                                                 ---------------
                                                                       8,798,593
                                                                 ---------------
MATERIALS - 3.2%
   Freeport-McMoRan Copper & Gold                       10,150           612,045
   Monsanto                                              8,450           709,800
                                                                 ---------------
                                                                       1,321,845
                                                                 ---------------
TELECOMMUNICATION SERVICES - 2.1%
   Verizon Communications                               27,200           872,304
                                                                 ---------------
UTILITIES - 2.5%
   Centerpoint Energy                                   36,700           442,235
   Dominion Resources                                   18,100           611,780
                                                                 ---------------
                                                                       1,054,015
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $43,043,506)                                              40,460,226
                                                                 ---------------
REPURCHASE AGREEMENT - 2.3%
   Morgan Stanley
      0.060%, dated 07/31/09, to be
      repurchased on 08/03/09, repurchase
      price $950,053 (collaterized by a U.S.
      Treasury obligation, par value $748,132,
      4.250%, 01/15/10, with a total market
      value of $969,166)
      (Cost $950,049)                            $     950,049           950,049
                                                                 ---------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $43,993,555) +                                       $    41,410,275
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $41,390,399.

*    NON-INCOME PRODUCING SECURITY.

ADR - AMERICAN DEPOSITARY RECEIPT
CL  - CLASS

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $43,993,555 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,583,929 AND $(6,167,209), RESPECTIVELY.

FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-001-1200

                SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS - 50.7%

                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
CONSUMER DISCRETIONARY - 6.8%
   DirecTV Holdings
      8.375%, 03/15/13                           $     250,000   $       255,312
   Goodyear Tire & Rubber
      7.857%, 08/15/11                                 213,000           211,935
   Imax
      9.625%, 12/01/10                                 300,000           298,500
   Mohawk Industries
      6.250%, 01/15/11                                 500,000           495,929
   Phillips-Van Heusen
      7.250%, 02/15/11                                 250,000           250,938
   Starwood Hotels & Resorts Worldwide
      7.875%, 10/15/14                                 425,000           422,875
   TJX
      7.450%, 12/15/09                                 665,000           675,939
   Whirlpool MTN
      8.600%, 05/01/14                                 425,000           456,205
   Wyndham Worldwide
      6.000%, 12/01/16                                 425,000           360,299
                                                                 ---------------
                                                                       3,427,932
                                                                 ---------------
CONSUMER STAPLES - 4.3%
   Costco Wholesale
      5.500%, 03/15/17                                 500,000           533,630
   Dean Foods
      7.000%, 06/01/16                                 500,000           471,250
   Smithfield Foods
      7.000%, 08/01/11                                 200,000           190,000
   Wal-Mart Stores
      6.200%, 04/15/38                                 865,000           965,286
                                                                 ---------------
                                                                       2,160,166
                                                                 ---------------
ENERGY - 2.3%
   Hess
      6.650%, 08/15/11                                 510,000           547,717

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
ENERGY - CONTINUED
   Occidental Petroleum
      4.125%, 06/01/16                           $     600,000   $       593,828
                                                                 ---------------
                                                                       1,141,545
                                                                 ---------------
FINANCIALS - 14.4%
   Bank of America
      6.250%, 04/15/12                                 615,000           646,136
   Barclays Bank PLC
      5.200%, 07/10/14                                 400,000           414,834
   Citigroup
      8.125%, 07/15/39                               1,000,000         1,007,291
   General Electric Capital MTN
      6.875%, 01/10/39                                 680,000           667,750
   Genworth Financial
      5.650%, 06/15/12                                 570,000           462,166
   GMAC
      6.875%, 09/15/11 (A)                             158,000           145,755
   Goldman Sachs Group
      3.625%, 08/01/12                                 600,000           610,592
   JPMorgan Chase
      6.300%, 04/23/19                               1,000,000         1,086,379
   Lazard Group
      6.850%, 06/15/17                                 500,000           485,510
   National Rural Utilities Cooperative
      Finance
      10.375%, 11/01/18                                390,000           504,720
   Omega Healthcare Investors
      7.000%, 01/15/16 (B)                             425,000           392,062
   Prudential Financial MTN
      6.625%, 12/01/37                                 500,000           443,541
   Simon Property Group
      5.600%, 09/01/11 (B)                             315,000           325,796
                                                                 ---------------
                                                                       7,192,532
                                                                 ---------------
HEALTH CARE - 3.2%
   Medtronic
      5.600%, 03/15/19                                 910,000           972,702
   Pfizer
      6.200%, 03/15/19                                 540,000           610,963
                                                                 ---------------
                                                                       1,583,665
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
INDUSTRIALS - 7.4%
   Boise Cascade
      7.125%, 10/15/14                           $      60,000   $        38,700
   CHS/Community Health Systems
      8.875%, 07/15/15                                 400,000           412,000
   HCA
      8.500%, 04/15/19 (A)                             425,000           435,625
   Ingersoll-Rand Global Holding
      9.500%, 04/15/14                                 630,000           731,213
   Iron Mountain
      7.750%, 01/15/15                                 500,000           492,500
   L-3 Communications
      7.625%, 06/15/12                                 300,000           303,375
   Macy's Retail Holdings
      6.625%, 04/01/11                                 293,000           297,486
   New Albertsons
      7.250%, 05/01/13                                 460,000           450,800
   Willis North America
      6.200%, 03/28/17                                 600,000           534,102
                                                                 ---------------
                                                                       3,695,801
                                                                 ---------------
INFORMATION TECHNOLOGY - 3.2%
   Cisco Systems
      4.950%, 02/15/19                                 725,000           761,513
   Oracle
      5.750%, 04/15/18                                 570,000           627,218
   Xerox Capital Trust I
      8.000%, 02/01/27                                 250,000           209,767
                                                                 ---------------
                                                                       1,598,498
                                                                 ---------------
MATERIALS - 4.1%
   Airgas
      7.125%, 10/01/18 (A)                             500,000           500,000
   Allegheny Technologies
      9.375%, 06/01/19                                 250,000           273,922
   Bemis
      5.650%, 08/01/14                                 225,000           235,823

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
MATERIALS - CONTINUED
   EI Du Pont de Nemours
      5.875%, 01/15/14                           $     620,000   $       685,213
   Steel Dynamics
      7.375%, 11/01/12                                 350,000           347,375
                                                                 ---------------
                                                                       2,042,333
                                                                 ---------------
TELECOMMUNICATION SERVICES - 3.5%
   AT&T
      5.100%, 09/15/14                                 540,000           578,554
   Verizon Communications
      8.750%, 11/01/18                                 700,000           895,178
   Verizon New England
      6.500%, 09/15/11                                 260,000           279,694
                                                                 ---------------
                                                                       1,753,426
                                                                 ---------------
UTILITIES - 1.5%
   EQT
      8.125%, 06/01/19                                 450,000           507,614
   Southern California Gas
      5.500%, 03/15/14                                 250,000           271,011
                                                                 ---------------
                                                                         778,625
                                                                 ---------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $24,220,320)                                              25,374,523
                                                                 ---------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 31.3%
   Federal Home Loan Mortgage Corporation Gold
      6.500%, 03/01/32                                 136,532           148,026
      6.500%, 12/01/32                                 195,242           210,063
      6.000%, 01/01/28                                 430,636           455,033
      6.000%, 12/01/32                                  60,217            63,615
      6.000%, 07/01/33                                 185,528           195,996
      6.000%, 11/01/33                                 250,078           263,875
      6.000%, 10/01/35                                 502,537           528,064

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - CONTINUED

                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
   Federal National Mortgage Association
      6.000%, 09/01/17                           $     108,480   $       115,815
      6.000%, 02/01/23                                 868,467           922,582
      6.000%, 04/01/24                                 877,569           932,447
      5.500%, 02/01/35                                 384,033           399,460
      5.500%, 10/01/35                                 480,090           499,076
      5.500%, 01/01/36                               1,387,315         1,442,179
      5.500%, 07/01/36                                 476,814           494,925
      5.000%, 11/01/23                               1,338,622         1,392,034
      5.000%, 10/01/35                                 861,950           884,685
      5.000%, 03/01/38                               1,530,362         1,567,771
      5.000%, 04/01/38                               1,286,299         1,317,743
      4.500%, 05/01/23                                 518,807           533,347
      4.500%, 06/01/35                                 617,564           623,335
      4.500%, 09/01/35                               1,421,649         1,434,934
   Government National Mortgage Association
      6.000%, 11/15/31                                 163,495           173,419
      6.000%, 07/15/35                               1,005,496         1,055,759
                                                                 ---------------
   TOTAL U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED OBLIGATIONS
      (Cost $15,289,027)                                              15,654,183
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
   Federal National Mortgage Association
      5.000%, 04/15/15
      (Cost $1,206,963)                              1,215,000         1,336,559
                                                                 ---------------
U.S. TREASURY OBLIGATIONS - 6.3%
   U.S. Treasury Bond
      4.250%, 05/15/39                                 710,000           702,680
                                                                 ---------------
   U.S. Treasury Note
      4.250%, 08/15/14                                 945,000         1,022,077
      4.250%, 11/15/14                                 790,000           852,521

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

U.S. TREASURY OBLIGATIONS - CONTINUED

                                                  FACE AMOUNT/
                                                     SHARES           VALUE
                                                 -------------   ---------------
   U.S. Treasury Note - CONTINUED
      3.250%, 05/31/16                           $     565,000   $       570,165
                                                                 ---------------
                                                                       2,444,763
                                                                 ---------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $3,086,295)                                                3,147,443
                                                                 ---------------
PREFERRED STOCK - 4.8%
FINANCIALS - 3.8%
   Aegon, 7.250%                                        25,000           468,000
   Aspen Insurance Holdings, 7.401%                     15,800           287,560
   Bank of America, 8.625%                              25,000           568,000
   Federal Home Loan Mortgage, Ser Z, 8.375%            35,000            45,850
   Federal National Mortgage Association,
      Ser S, 8.250%                                     35,000            65,100
   GMAC Preferred Blocker, 7.000% (A)                       33            15,195
   Public Storage, Ser H, 6.950% (B)                    12,000           265,440
   Public Storage, Ser M, 6.625% (B)                     7,100           152,792
   Taubman Centers, Ser G, 8.000% (B)                      168             3,671
                                                                 ---------------
                                                                       1,871,608
                                                                 ---------------
UTILITIES - 1.0%
   Dominion Resources, 8.375%                           20,000           520,600
                                                                 ---------------
   TOTAL PREFERRED STOCK
      (Cost $4,373,056)                                                2,392,208
                                                                 ---------------
ASSET-BACKED SECURITIES - 1.3%
   Honda Auto Receivables Owner Trust
      3.300%, 09/15/15
      (Cost $649,882)                                  650,000           647,784
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

OTHER MORTGAGE-BACKED OBLIGATIONS - 1.1%

                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
   Banc of America Commercial Mortgage, Ser 4,
      Cl A3A
      5.600%, 07/10/46                           $     620,000   $       570,926
   JPMorgan Mortgage Acquisition, Ser FRE1,
      Cl A2F2
      5.224%, 10/25/35                                     641               635
                                                                 ---------------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
      (Cost $620,881)                                                    571,561
                                                                 ---------------
TAXABLE MUNICIPAL BOND - 0.6%
   University of Virginia, Higher Education
      Project
      6.200%, 09/01/39
      (Cost $249,278)                                  250,000           278,360
                                                                 ---------------
REPURCHASE AGREEMENT - 1.6%
   Morgan Stanley
      0.060%, dated 07/31/09, to be
      repurchased on 08/03/09, repurchase
      price $809,948 (collaterized by a U.S.
      Treasury obligation, par value $637,804,
      4.250%, 01/15/10, with a total market
      value of $826,242) (Cost $809,944)               809,944           809,944
                                                                 ---------------
   TOTAL INVESTMENTS - 100.4%
      (Cost $50,505,646) +                                       $    50,212,565
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $49,998,271.

(A) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $1,096,575 AND REPRESENTED 2.2% OF NET ASSETS.

(B)  REAL ESTATE INVESTMENT TRUST

CL  - CLASS
MTN - MEDIUM TERM NOTE
PLC - PUBLIC LIMITED COMPANY
SER - SERIES

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $50,505,646, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,075,159 AND $(2,368,240), RESPECTIVELY.

FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-003-1200

                SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.8%

                                                     SHARES           VALUE
                                                 -------------   ---------------
AUSTRALIA - 2.7%
   Downer EDI                                          295,000   $     1,591,665
                                                                 ---------------
AUSTRIA - 0.7%
   EVN                                                  24,704           410,484
                                                                 ---------------
BERMUDA - 1.1%
   Marvell Technology Group *                           50,000           667,000
                                                                 ---------------
CANADA - 3.3%
   Fairfax Financial Holdings                            2,600           794,014
   George Weston                                        10,000           543,058
   Toronto-Dominion Bank                                10,500           615,720
                                                                 ---------------
                                                                       1,952,792
                                                                 ---------------
CHINA - 1.5%
   Dongfeng Motor Group, Cl H                          410,000           436,978
   Netease.com ADR *                                     9,600           422,976
                                                                 ---------------
                                                                         859,954
                                                                 ---------------
DENMARK - 1.0%
   A P Moeller - Maersk, Cl B                              100           618,830
                                                                 ---------------
FINLAND - 1.1%
   Fortum                                               28,700           661,206
                                                                 ---------------
FRANCE - 6.3%
   AXA                                                  29,800           626,555
   Bouygues                                             16,000           677,914
   Dassault Systemes                                    12,300           612,088
   Euler Hermes                                         10,400           611,903
   Sanofi-Aventis                                       15,000           977,401
   UBISOFT Entertainment *                              11,300           192,007
                                                                 ---------------
                                                                       3,697,868
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES           VALUE
                                                 -------------   ---------------
GERMANY - 9.0%
   Adidas                                               10,000   $       420,365
   Allianz                                               7,500           735,815
   E.ON ADR                                             35,000         1,321,950
   Hannover Rueckversicherung                            4,900           198,337
   Hochtief                                              9,800           585,216
   Linde                                                 6,000           563,303
   Rhoen Klinikum                                       36,000           824,283
   Siemens                                               8,600           682,791
                                                                 ---------------
                                                                       5,332,060
                                                                 ---------------
GREECE - 0.5%
   OPAP                                                 12,000           286,670
                                                                 ---------------
HONG KONG - 2.1%
   First Pacific                                     1,546,000           993,423
   Kingboard Chemical Holdings                          74,000           234,889
                                                                 ---------------
                                                                       1,228,312
                                                                 ---------------
IRELAND - 1.1%
   Experian                                             76,000           622,424
                                                                 ---------------
JAPAN - 18.8%
   Air Water                                           118,500         1,305,809
   Astellas Pharma                                      13,000           492,988
   Daito Trust Construction                             15,500           758,758
   East Japan Railway                                   15,000           855,612
   Japan Petroleum Exploration                          12,500           613,215
   Jupiter Telecommunications                            1,300         1,085,666
   Komatsu                                              42,000           683,418
   Mitsubishi                                           43,800           869,604
   Nintendo                                              3,700           994,622
   Nippon Telegraph & Telephone                         11,600           476,454
   Sankyo                                               24,600         1,457,472
   Sumitomo Metal Industries                           158,000           391,701
   Suzuki Motor                                         12,700           318,851

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES           VALUE
                                                 -------------   ---------------
JAPAN - CONTINUED
   Tokyo Steel Manufacturing                            47,000   $       518,410
   Toyota Motor ADR                                      3,125           263,063
                                                                 ---------------
                                                                      11,085,643
                                                                 ---------------
MEXICO - 1.8%
   Embotelladoras Arca                                 232,300           573,776
   Fomento Economico Mexicano ADR                       12,500           482,500
                                                                 ---------------
                                                                       1,056,276
                                                                 ---------------
NETHERLANDS - 3.5%
   Royal Dutch Shell, Cl A                              42,000         1,094,580
   Wolters Kluwer                                       50,000           978,252
                                                                 ---------------
                                                                       2,072,832
                                                                 ---------------
SINGAPORE - 1.4%
   SIA Engineering                                     440,000           802,469
                                                                 ---------------
SOUTH KOREA - 2.6%
   LG Telecom                                          108,000           759,746
   SK Telecom                                            5,000           755,170
                                                                 ---------------
                                                                       1,514,916
                                                                 ---------------
SPAIN - 2.7%
   Telefonica                                           38,500           952,757
   Viscofan                                             27,400           640,190
                                                                 ---------------
                                                                       1,592,947
                                                                 ---------------
SWEDEN - 2.0%
   Investor, Cl B, Ser B                                68,600         1,209,985
                                                                 ---------------
SWITZERLAND - 7.7%
   Actelion *                                            5,500           301,254
   Baloise Holding                                       5,700           451,234
   Credit Suisse Group                                   9,200           431,684
   Nestle                                               29,500         1,205,491
   Novartis                                             30,000         1,364,181
   Zurich Financial Services                             4,000           780,488
                                                                 ---------------
                                                                       4,534,332
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES           VALUE
                                                 -------------   ---------------
THAILAND - 1.0%
   Bangkok Bank NVDR                                   184,000   $       600,176
                                                                 ---------------
TURKEY - 2.1%
   Coca-Cola Icecek                                    105,000           624,746
   Turkcell Iletisim Hizmet ADR                         40,000           631,200
                                                                 ---------------
                                                                       1,255,946
                                                                 ---------------
UNITED KINGDOM - 18.6%
   Aviva                                                90,747           527,686
   Barclays                                            120,000           601,403
   BHP Billiton                                         17,300           915,170
   BP ADR                                               35,000         1,751,400
   Cadbury                                              60,000           587,874
   Carnival                                             20,000           578,259
   Diageo ADR                                            7,350           458,493
   HSBC Holdings                                        99,924           994,076
   QinetiQ                                             411,000           919,859
   Rio Tinto                                             2,174            89,708
   Rolls-Royce Group                                    85,000           583,751
   Tesco                                               145,000           883,428
   Vodafone Group                                      692,000         1,407,656
   Willis Group                                         27,000           672,840
                                                                 ---------------
                                                                      10,971,603
                                                                 ---------------
UNITED STATES - 5.2%
   Noble                                                18,100           612,866
   Philip Morris International                          29,500         1,374,700
   Virgin Media                                        103,000         1,076,350
                                                                 ---------------
                                                                       3,063,916
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $60,881,878)                                              57,690,306
                                                                 ---------------
PREFERRED STOCK - 1.2%
BRAZIL - 1.2%
   Petroleo Brasileiro                                  15,500           259,675

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

PREFERRED STOCK - CONTINUED

                                                    SHARES/
                                                  FACE AMOUNT         VALUE
                                                 -------------   ---------------
BRAZIL - CONTINUED
   Vivo Participacoes                                   20,400   $       461,233
                                                                 ---------------
   TOTAL PREFERRED STOCK
      (Cost $595,326)                                                    720,908
                                                                 ---------------
RIGHTS - 0.1%
GERMANY - 0.1%
   Rhoen Klinikum AG
      (Cost $0)                                         36,000            45,374
                                                                 ---------------
REPURCHASE AGREEMENT - 0.5%
   Morgan Stanley
      0.060%, dated 07/31/09, to be
      repurchased on 08/03/09, repurchase
      price $315,639 (collaterized by a U.S.
      Treasury obligation, par value $321,405,
      4.250%, 01/15/10, with a total market
      value of $321,988) (Cost $315,637)         $     315,637           315,637
                                                                 ---------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $61,792,841) +                                       $    58,772,225
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $58,979,783.

*    NON-INCOME PRODUCING SECURITY.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
NVDR - NON-VOTING DEPOSITORY RECEIPT
SER  - SERIES

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $61,792,841, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,213,370 AND $(9,233,986), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-002-1200

                SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments carried at value:

TS&W Equity Portfolio

Investments in Securities                  Level 1       Level 2     Level 3      Total
-------------------------                -----------   -----------   -------   -----------
   Common Stock                          $40,460,226   $        --     $--     $40,460,226
   Repurchase Agreement                      950,049            --      --         950,049
                                         -----------   -----------     ---     -----------
Total Investments in Securities          $41,410,275   $        --     $--     $41,410,275
                                         ===========   ===========     ===     ===========

TS&W Fixed Income Portfolio

Investments in Securities                  Level 1       Level 2     Level 3      Total
-------------------------                -----------   -----------   -------   -----------
   Corporate Obligations                 $        --   $25,374,523     $--     $25,374,523
   U.S. Government Agency Mortgage-
      Backed Obligations                          --    15,654,183      --      15,654,183
   U.S. Government Agency Obligations             --     1,336,559      --       1,336,559
   U.S. Treasury Obligations                      --     3,147,443      --       3,147,443
   Preferred Stock                         2,392,208            --      --       2,392,208
   Asset-Backed Securities                        --       647,784      --         647,784
   Other Mortgage-Backed Obligations              --       571,561      --         571,561
   Taxable Municipal Bond                         --       278,360      --         278,360
   Repurchase Agreement                      809,944            --      --         809,944
                                         -----------   -----------     ---     -----------
Total Investments in Securities          $ 3,202,152   $47,010,413     $--     $50,212,565
                                         ===========   ===========     ===     ===========

TS&W International Equity Portfolio

Investments in Securities                  Level 1       Level 2     Level 3      Total
-------------------------                -----------   -----------   -------   -----------
   Common Stock                          $57,690,306   $        --     $--     $57,690,306
   Preferred Stock                           720,908            --      --         720,908
   Rights                                     45,374            --      --          45,374
   Repurchase Agreement                      315,637            --      --         315,637
                                         -----------   -----------     ---     -----------
Total Investments in Securities          $58,772,225   $        --     $--     $58,772,225
                                         ===========   ===========     ===     ===========

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009